OLSTEIN ALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

COMMON STOCKS - 84.7%	Shares	Value
Advertising Agencies - 1.4%
Omnicom Group, Inc.	140,000	$10,381,000

Aerospace & Defense - 1.9%
L3Harris Technologies, Inc.	39,000	7,904,520
Raytheon Technologies Corporation	77,000	5,949,790
		13,854,310
Air Delivery & Freight Services - 2.4%
FedEx Corporation	35,000	9,941,400
United Parcel Service, Inc. - Class B	45,000	7,649,550
		17,590,950
Airlines - 2.1%
Delta Air Lines, Inc. (a)	158,000	7,628,240
JetBlue Airways Corporation (a)	353,000	7,180,020
		14,808,260
Auto Manufacturers - 1.0%
General Motors Company (a)	129,000	7,412,340

Beverages - 0.6%
Keurig Dr Pepper, Inc. (b)	124,000	4,261,880

Building Products - 1.2%
Carrier Global Corporation	198,000	8,359,560

Capital Markets - 1.4%
Goldman Sachs Group, Inc.	31,500	10,300,500

Chemicals - 1.8%
Corteva, Inc.	201,000	9,370,620
Eastman Chemical Company	31,000	3,413,720
		12,784,340
Commercial Banks - 5.8%
Citizens Financial Group, Inc.	154,000	6,799,100
Fifth Third Bancorp	228,000	8,538,600
Prosperity Bancshares, Inc.	68,000	5,092,520
U.S. Bancorp	181,000	10,011,110
Wells Fargo & Company	280,000	10,939,600
		41,380,930
Commercial Services - 1.6%
Moody's Corporation	18,500	5,524,285
S&P Global, Inc.	17,000	5,998,790
		11,523,075
Communications Equipment - 1.9%
Cisco Systems, Inc.	266,000	13,754,860

Computers - 1.9%
Apple, Inc.	59,000	7,206,850
Western Digital Corporation (a)	94,000	6,274,500
		13,481,350
Consumer Finance - 3.0%
American Express Company	36,000	5,091,840
Equifax, Inc.	49,000	8,875,370
MasterCard, Inc. - Class A	9,000	3,204,450
Visa, Inc. - Class A (b)	21,000	4,446,330
		21,617,990
Containers & Packaging - 1.3%
WestRock Company	184,550	9,605,828

Distributors - 0.8%
LKQ Corporation (a)	141,101	5,972,805

Diversified Financial Services - 2.6%
Berkshire Hathaway, Inc. - Class B (a)	32,000	8,175,040
Invesco Ltd. (c)	417,100	10,519,262
		18,694,302
E-Commerce - 1.9%
eBay, Inc.	226,000	13,840,240

Electrical Equipment - 1.1%
Generac Holdings, Inc. (a)	23,100	7,564,095

Electronics - 1.9%
Keysight Technologies, Inc. (a)	45,000	6,453,000
Sensata Technologies Holding PLC (a)(c)	126,000	7,301,700
		13,754,700
Energy - 0.9%
Schlumberger Ltd. (c)	245,000	6,661,550

Food & Drug Retailers - 4.9%
CVS Health Corporation	180,000	13,541,400
Walgreens Boots Alliance, Inc. (b)	390,000	21,411,000
		34,952,400
Health Care Equipment & Supplies - 5.0%
Baxter International, Inc.	82,000	6,915,880
Becton, Dickinson and Company	47,000	11,428,050
Medtronic PLC (c)	76,000	8,977,880
Zimmer Biomet Holdings, Inc.	56,000	8,964,480
		36,286,290
Health Care Providers & Services - 3.1%
Quest Diagnostics Inc.	62,000	7,957,080
UnitedHealth Group, Inc.	22,000	8,185,540
Universal Health Services, Inc. - Class B	48,000	6,402,720
		22,545,340
Household Durables - 1.3%
Mohawk Industries, Inc. (a)	48,000	9,230,880

Household Products - 0.8%
Kimberly-Clark Corporation	42,000	5,840,100

Industrial Equipment Wholesale - 1.2%
WESCO International, Inc. (a)	98,000	8,479,940

Insurance - 2.8%
Aon PLC - Class A (b)(c)	9,000	2,070,990
Marsh & McLennan Companies, Inc.	27,000	3,288,600
Travelers Companies, Inc.	44,000	6,617,600
Willis Towers Watson PLC (c)	36,000	8,239,680
		20,216,870
Interactive Media & Services - 1.6%
Facebook, Inc. - Class A (a)	40,000	11,781,200

Internet & Direct Marketing Retail - 0.7%
Booking Holdings, Inc. (a)	2,250	5,242,140

Internet Software & Services - 1.1%
Alphabet, Inc. - Class C (a)	3,700	7,653,931

IT Services - 1.3%
Accenture PLC - Class A (c)	14,500	4,005,625
Automatic Data Processing, Inc.	30,000	5,654,100
		9,659,725
Machinery - 0.7%
Cummins, Inc.	11,800	3,057,498
Stanley Black & Decker, Inc.	8,600	1,717,162
		4,774,660
Materials - 0.7%
Axalta Coating Systems Ltd. (a)(c)	172,700	5,108,466

Media - 5.4%
Comcast Corporation - Class A	168,000	9,090,480
Discovery, Inc. - Class C (a)(b)	297,050	10,958,174
ViacomCBS, Inc. - Class B (b)	203,000	9,155,300
Walt Disney Company (a)	52,000	9,595,040
		38,798,994
Multiline Retail - 1.2%
Dollar Tree, Inc. (a)	73,000	8,355,580

Pharmaceuticals - 1.5%
Johnson & Johnson	64,000	10,518,400

Real Estate Management & Development - 1.4%
CBRE Group, Inc. - Class A (a)	72,000	5,695,920
Jones Lang LaSalle, Inc. (a)	23,650	4,234,296
		9,930,216
Restaurants - 2.5%
Cracker Barrel Old Country Store, Inc. (a)	32,100	5,549,448
Denny's Corporation (a)	384,250	6,958,768
McDonald's Corporation	25,000	5,603,500
		18,111,716
Semiconductors & Semiconductor Equipment - 3.3%
Intel Corporation	177,000	11,328,000
Kulicke and Soffa Industries, Inc.	168,452	8,272,678
Texas Instruments, Inc.	20,000	3,779,800
		23,380,478
Software - 2.7%
Microsoft Corporation	23,000	5,422,710
Oracle Corporation	95,000	6,666,150
SS&C Technologies Holdings, Inc.	109,000	7,615,830
		19,704,690
Specialty Retail - 1.0%
Lowe's Companies, Inc.	36,000	6,846,480

Telecommunications - 1.4%
Corning, Inc. (b)	231,700	10,081,267

Textiles, Apparel & Luxury Goods - 0.6%
Tapestry, Inc. (a)	106,700	4,397,107

TOTAL COMMON STOCKS (Cost $418,490,570)		609,501,735

SHORT-TERM INVESTMENT - 15.4%
Money Market Deposit Account - 15.4%
U.S. Bank N.A., 0.01% (d)
Total Money Market Deposit Account	110,794,465	110,794,465

TOTAL SHORT-TERM INVESTMENT (Cost $110,794,465)		110,794,465

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 2.7%
Investment Company - 2.7%
Mount Vernon Liquid Assets Portfolio, LLC, 0.11% (e)
Total Investment Company	19,335,497	19,335,497

TOTAL INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (Cost $19,335,497)		19,335,497

TOTAL INVESTMENTS - 102.8%
(Cost $548,620,532)		739,631,697
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.8)%		(19,910,248)
TOTAL NET ASSETS - 100.0%		$719,721,449

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at March 31, 2021. Total loaned securities had a value of $18,782,170 at March 31, 2021.
(c)	U.S. Dollar-denominated foreign security.
(d)
The Money Market Deposit Account (the "MMDA") is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of March 31, 2021.

(e)	The rate quoted is the annualized seven-day yield for the Fund as of March 31, 2021.
PLC - Public Limited Company

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types.  These inputs are summarized in the three broad Levels listed below:

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of March 31, 2021:

	Non-Categorized	Level 1	Level 2	Level 3	Total
Common Stocks	$-	$609,501,735	$-	$-	$609,501,735
Short-Term Investment	-	110,794,465	-	-	110,794,465
Investment Purchased with the Cash Proceeds From Securities Lending*	19,335,497		-	-	19,335,497
Total Investments in Securities	$19,335,497	$720,296,200	$-	$-	$739,631,697

*Certain investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy.
Refer to Schedule of Investments for further information on the classification of investments.